Deferred Income for Government Grants - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment prohibited from selling period	5 years
Property, plant and equipment	€ 84,517	€ 84,431	€ 83,054
Property, Plant and Equipment Related to Government Grants [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	€ 4,182